Marketable Securities (Details Narrative)	12 Months Ended
Dec. 31, 2022 USD ($) shares
Fish Lake Property [Member]
Common shares received, shares | shares	7,050,000
Common shares received, amount | $	$ 126,697
North Big Smoky Property [Member]
Common shares received, shares | shares	7,050,000
Common shares received, amount | $	$ 126,697